Consolidated Income Statements - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statements
Net operating income	R$ 43,206,832	R$ 42,508,459	R$ 40,286,815
Cost of sales	(20,272,530)	(20,823,014)	(20,345,076)
Gross profit	22,934,302	21,685,445	19,941,739
Operating income (expenses)	(16,302,065)	(15,317,426)	(14,702,141)
Selling expenses	(13,136,474)	(12,455,366)	(12,005,477)
General and administrative expenses	(2,443,105)	(2,793,386)	(2,142,459)
Other operating income	464,182	968,479	538,239
Other operating expenses	1,186,668	1,037,153	1,092,444
Operating income	6,632,237	6,368,019	5,239,598
Financial income	1,755,958	2,781,359	4,728,665
Finance expenses	(2,659,002)	(4,015,900)	(5,576,843)
Equity pickup	1,580	1,244	2,036
Income before taxes	5,730,773	5,134,722	4,393,456
Income and social contribution taxes	(1,121,983)	(1,049,480)	(973,207)
Net income for the year	R$ 4,608,790	R$ 4,085,242	R$ 3,420,249
Common shares
Consolidated Income Statements
Basic and diluted earnings per share	R$ 2.56	R$ 2.27	R$ 2.15
Preferred shares
Consolidated Income Statements
Basic and diluted earnings per share	R$ 2.82	R$ 2.50	R$ 2.37